Offsets	Oct. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-39095
Initial Filing Date	Oct. 15, 2026
Fee Offset Claimed	$ 371,752.69
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	The Baldwin Insurance Group, Inc.
Form or Filing Type	SC 14A
File Number	001-39095
Filing Date	Oct. 15, 2026
Fee Paid with Fee Offset Source	$ 371,752.69
Termination / Withdrawal Statement

(3)	The Baldwin Insurance Group, Inc. previously paid $371,752.69 upon the filing of its Preliminary Proxy Statement on Schedule 14A on October 15, 2026 in connection with the transaction reported hereby.